Other Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Expense [abstract]
Schedule of Other Expenses

	Year ended December 31,
	2017	2016
Loss (gain) on disposal of property, plant, and equipment	$1,450	$(3)
Write off of inventories	985	280
Write off of mineral properties	202	1,143
Other income	(956)	-
	$1,681	$1,420